Leases - Summary of information about leases in cash flow statement (Detail) £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
Disclosure of quantitative information about leases for lessee [abstract]
Cash outflow for leases as a lessee	£ 136